CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited)

Shares		Spread	Coupon Rate (%)	Acquisition Date	Maturity Date	Amortized Cost	Fair Value
	Common Stock - 6.99%
	Private - 6.99% (a),(c)
199	Avison Young Common Equity (e)			3/12/2024		$ 212,208	$ -
288,507	Avison Young Preferred Equity (12.50% PIK) (l)			3/12/2024		213,549	19,948
592,033	CGA Holdings, Inc., Class A (b),(e)			2/25/2022		592,033	345,505
155,086	CGA Holdings, Inc., Class A Preferred (b)			3/3/2023		155,086	163,190
213	IENTC 1, LLC (d),(e)			3/31/2022		3,773,812	16,873,000
						4,946,688	17,401,643

	Real Estate Investment Trust - 0.00% (n)
1,584	Creative Media & Community Trust Corp. (f)			9/9/2021		2,704,716	5,877

	Total Common Stock					7,651,404	17,407,520

Principal Amount ($)
	Bank Loans - 15.75%
	Commercial Services & Supplies - 0.50%
299,835	RideNow Group, Inc. Tenth Amendment Delayed Draw Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 7.750%	11.852	8/31/2021	9/30/2027	299,123	288,891
993,535	RideNow Group, Inc. Tenth Amendment Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 7.750%	11.852	8/31/2021	9/30/2027	978,984	957,271
						1,278,107	1,246,162

	Energy Equipment & Services - 1.10%
2,904,080	Exponential Power, Inc., Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 7.750% (6.75% Cash, 1.00% PIK)	12.013	5/17/2023	5/12/2026	2,896,315	2,732,739

	Food & Beverage - 0.25%
578,231	BCPE North Star US Holdco 2, Inc. 2L Term Loan (a),(c),(g)	1M SOFR + CSA + 7.250%	11.280	2/2/2022	6/8/2029	572,800	571,845
69,475	Naked Juice LLC Second Out Term Loan (c),(g)	3M SOFR + CSA + 3.250%	7.351	4/21/2025	1/24/2029	69,276	46,375
						642,076	618,220

	Health Care Equipment & Supplies - 0.89%
163,043	Kreg LLC, Revolver (a),(b),(c),(g)	3M SOFR + CSA + 6.250%	10.357	12/20/2021	12/20/2026	163,043	158,478
2,114,357	Kreg LLC, Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	10.901	12/20/2021	12/20/2026	2,110,659	2,055,155
						2,273,702	2,213,633
	Health Care Providers & Services - 8.01%
580,645	Boca Home Care Holdings Revolver (a),(b),(c),(g),(h)	3M SOFR + CSA + 6.500%	10.590	2/25/2022	2/25/2027	574,839	580,645
4,057,984	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 6.500%	10.590	2/25/2022	2/25/2027	4,038,722	4,057,984
285,714	CVAUSA Management, LLC, Revolver (a),(b),(c),(g),(h)	3M SOFR + 5.250%	0.500	5/22/2023	5/22/2028	285,714	285,714
3,650,371	CVAUSA Management, LLC, Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.131	5/22/2023	5/22/2029	3,621,097	3,686,875
698,500	Honor HN Buyer, Inc. Delayed Draw Term Loan 1 (a),(b),(c),(g)	3M SOFR + CSA + 5.750%	9.902	10/15/2021	10/15/2027	698,500	698,500
777,193	Honor HN Buyer, Inc. Delayed Draw Term Loan 2 (a),(b),(c),(g)	3M SOFR + CSA + 5.750%	9.902	3/31/2023	10/15/2027	777,193	777,193
132,013	Honor HN Buyer, Inc. Revolver (a),(b),(c),(g),(h)	Prime + 4.750%	11.500	10/15/2021	10/15/2027	132,013	132,013
1,104,480	Honor HN Buyer, Inc. Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 5.750%	9.902	10/15/2021	10/15/2027	1,096,940	1,104,480
1,026,443	MedMark Services, Inc., Delayed Draw Term Loan (a),(c),(g),(l)	3M SOFR + CSA + 10.500%	-	9/30/2022	6/11/2028	1,026,443	51,322
378,788	MedMark Services, Inc., Second Lien Term Loan (a),(c),(g),(l)	3M SOFR + CSA + 10.500%	-	6/10/2021	6/11/2028	376,047	18,939
245,574	MEDRINA, LLC Delayed Draw Term Loan (a),(b),(c),(g)	6M SOFR + 6.000%	10.224	10/20/2023	10/20/2029	245,574	245,574
212,766	MEDRINA, LLC Revolver (a),(b),(c),(g),(h)	3M SOFR + 6.000%	0.500	10/20/2023	10/20/2029	207,704	212,766
1,463,298	MEDRINA, LLC Term Loan (a),(b),(c),(g)	6M SOFR + 6.000%	9.693	10/20/2023	10/20/2029	1,437,129	1,463,298
333,333	One GI Intermediate LLC, Revolver Upsize (a),(b),(c),(g),(l)	1M SOFR + CSA + 6.750%	-	12/13/2021	2/9/2026	333,333	303,000
1,684,375	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(b),(c),(g),(l)	1M SOFR + CSA + 6.750%	-	12/13/2021	2/9/2026	1,680,217	1,531,097
887,792	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(b),(c),(g),(l)	1M SOFR + CSA + 6.750%	-	12/13/2021	2/9/2026	887,792	807,003
3,972,558	Spectrum Vision Holdings, LLC Seventeenth Amendment Term Loan Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 6.500%	10.605	5/2/2023	11/17/2026	3,970,008	3,972,558
						21,389,265	19,928,961

	Professional Services - 2.63%
3,737,415	24 Seven, Inc., Term Loan (a),(b),(c),(g)	1M SOFR + CSA + 7.125%	10.955	1/28/2022	11/16/2027	3,722,445	3,726,202
329,292	24 Seven Holdco, LLC 2023 Incremental Term Loan (a),(b),(c),(g)	1M SOFR + CSA + 7.125%	10.955	3/1/2023	11/16/2027	323,727	328,304
2,431,250	AIDC Intermediate Co. 2, LLC, Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.166	7/22/2022	7/22/2027	2,414,081	2,428,819
56,867	AIDC Intermediate Co. 2, Incremental Term Loan (a),(b),(c),(g)	1M SOFR + 5.250%	9.166	7/31/2023	7/22/2027	56,274	56,810
						6,516,527	6,540,135

	Real Estate Related Services - 0.14%
280,951	Avison Young Canada, Inc., 2nd PIK Term Loan (a),(c),(g)	3M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	11.995	3/12/2024	3/12/2029	280,951	244,146
44,856	Avison Young Canada, Inc., 3rd PIK Lien Term Loan (a),(c),(g),(l)	3M SOFR + CSA + 8.000% (6.50% PIK, 1.50% Cash)	-	3/12/2024	3/12/2029	44,070	34,001
5,813	Avison Young Delayed Draw New Loan Commitment (a),(c),(g),(h)	1M SOFR + CSA + 8.500% (8.50% PIK)	-	12/18/2025	12/12/2027	5,813	5,894
39,527	Avison Young New Rollup Loan (a),(c),(g)	1M SOFR + CSA + 7.350% (5.85% PIK, 1.50% Cash)	11.199	12/18/2025	12/12/2027	39,527	40,080
13,951	Avison Young Initial New Loan Commitment (a),(c),(g)	1M SOFR + CSA + 8.500% (8.50% PIK)	12.349	12/18/2025	12/12/2027	13,951	14,146
						384,312	338,267
	Software - 2.23%
3,412,836	EOS-Metasource Intermediate, Inc., Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 6.750% (6.25% Cash, 0.50% PIK)	11.013	5/17/2022	5/17/2027	3,401,370	3,310,451
147,059	Shiftkey, Revolver (a),(b),(c),(g),(h)	3M SOFR + 5.750%	0.500	6/21/2022	6/21/2027	147,059	141,324
2,169,082	Shiftkey, Term Loan (a),(b),(c),(g)	3M SOFR + CSA + 6.250% (5.75% Cash, 0.50% PIK)	10.513	6/21/2022	6/21/2027	2,161,559	2,084,488
						5,709,988	5,536,263

	Total Bank Loans					41,090,292	39,154,380

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited) (Continued)

Principal Amount ($)		Spread	Coupon Rate (%)	Acquisition Date	Maturity Date	Amortized Cost	Fair Value
	Collateralized Loan Obligations - Debt - 21.39% (c),(g)
1,000,000	Allegro CLO Ltd., 2020-1A, Class ER (m)	3M SOFR + 7.400%	11.270	7/12/2024	7/21/2037	$ 1,000,000	$ 989,225
3,000,000	Atlas Senior Loan Fund Ltd., 2022-20A, Class ER	3M SOFR + 8.100%	11.984	9/25/2024	10/19/2037	2,918,167	3,004,299
2,000,000	Atlas Senior Loan Fund Ltd., 2024-23A, Class E (m)	3M SOFR + 7.130%	11.014	5/31/2024	7/20/2037	1,961,553	2,041,952
2,450,000	Bardin Hill CLO Ltd., 2021 2A, Class E (m)	3M SOFR + 7.960%	11.820	6/4/2024	10/25/2034	2,450,000	2,456,602
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D	3M SOFR + CSA + 8.650%	12.796	6/30/2021	7/20/2033	995,002	1,009,500
2,000,000	Birch Grove CLO Ltd., 2019A, Class ERR (m)	3M SOFR + 6.940%	10.822	4/23/2024	7/17/2037	1,984,489	1,980,000
2,500,000	BRTPT 2023-1A ER (m)	3M SOFR + 7.100%	10.958	7/18/2025	7/26/2038	2,500,000	2,538,389
4,250,000	Carlyle Global Market Strategies, 2022-4A, Class ER	3M SOFR + 6.750%	10.608	7/12/2024	7/25/2036	4,250,000	4,312,563
5,285,000	CFIP CLO Ltd., 2017-1A, Class ER	3M SOFR + CSA + 7.300%	11.446	4/8/2022	10/18/2034	5,144,824	5,100,180
9,100,000	Elevation CLO Ltd., 2022-16, Class E	3M SOFR + 8.300%	12.158	6/2/2022	7/25/2034	8,915,956	9,069,599
3,000,000	Gallatin Funding Ltd 2024-1A, Class E (m)	3M SOFR + 8.000%	11.884	10/24/2024	10/20/2037	3,000,000	3,072,855
2,000,000	Harvest US CLO Ltd 2024-2A, Class E (m)	3M SOFR + 6.900%	10.805	8/1/2024	10/15/2037	2,000,000	2,047,120
1,250,000	LCM Ltd Partnership, 31A, Class ER (m)	3M SOFR + 7.250%	11.134	7/1/2024	7/20/2034	1,209,708	1,106,130
6,000,000	LCM Ltd Partnership 38A ER2 (m)	3M SOFR + 7.410%	11.275	10/22/2025	11/4/2038	5,882,599	5,973,392
1,600,000	MCF CLO VII LLC (m)	3M SOFR + 7.000%	10.884	7/18/2025	7/20/2037	1,600,000	1,630,940
2,250,000	Northwoods Capital Ltd. 2021-25A, Class E	3M SOFR + CSA + 7.140%	11.286	6/25/2021	7/20/2034	2,209,517	2,234,306
2,000,000	PPM CLO Ltd. ,2022-6AR, Class ER (m)	3M SOFR + 8.960%	12.844	12/1/2023	1/20/2037	1,949,191	2,011,690
2,000,000	Saratoga Investment Corp. CLO Ltd., 2013-1, Class F1R3	3M SOFR + CSA + 10.000%	14.146	8/10/2021	4/20/2033	1,999,744	1,070,311
3,000,000	Venture CDO, Ltd., 2022-45A, Class E (b)	3M SOFR + 7.700%	11.584	4/18/2022	7/20/2035	2,958,447	1,567,057
	Total Collateralized Loan Obligations - Debt					54,929,197	53,216,110

	Collateralized Loan Obligations - Equity - 12.14% (a),(b),(c),(i)
4,681,654	Allegro CLO Ltd., 2022-1A, Class SUB		19.787	4/29/2022	4/20/2038	2,976,728	2,724,072
3,329,823	Allegro CLO Ltd., 2025-2A, Class SUB		14.550	5/8/2025	7/25/2038	2,696,271	2,583,260
2,980,000	Apex Credit CLO LLC 2021-1A, Class SUB		6.509	5/28/2021	7/18/2034	1,899,195	1,136,271
7,305,491	Apex Credit Clo 13A SUB Ltd (o)		0.000	12/19/2025	1/22/2039	6,000,000	6,000,000
1,000,000	Ares LV CLO Ltd.		19.036	11/19/2025	10/15/2037	631,987	624,621
3,000,000	Atlas Senior Loan Fund Ltd., 2021-17A, Class SUB		10.492	9/20/2021	10/20/2034	1,967,069	1,196,211
2,585,233	Brightwood Capital MM CLO Ltd., 2023-1A, Class Sub1		24.496	9/8/2023	10/15/2035	2,011,160	2,077,951
5,500,000	Dryden Senior Loan Fund 2022-98A, Class SUB		5.178	2/3/2022	4/20/2035	3,866,805	2,295,662
3,750,000	Elevation CLO Ltd., 2018-3A, Class SUB (p)		-	12/6/2021	1/25/2035	2,296,883	1,050,796
4,396,000	Empower CLO Ltd., 2024-1A Class SUB		7.485	2/7/2024	4/25/2037	3,343,301	2,140,109
7,650,000	Empower CLO Ltd., 2024-2A, Class SUB		8.743	5/24/2024	7/15/2037	6,385,883	4,344,925
250,000	LCM Ltd. Partnership 2031A, Class INC		0.189	12/18/2020	7/20/2034	139,727	43,081
2,750,000	Marble Point CLO XXI, Ltd., 2021-3A, Class INC (p)		-	8/24/2021	10/17/2034	1,772,181	789,619
1,950,000	Regatta XIX Funding Ltd. REG19 2022-1A SUB		19.432	11/7/2025	10/20/2038	1,221,848	1,214,887
6,339,779	Steele Creek CLO Ltd., 2022-1, Class SUB		5.623	3/1/2022	4/15/2038	3,870,247	1,932,859
2,300,000	Trinitas CLO Ltd., 2018-8A, Class SUB (p)		-	3/4/2021	7/20/2117	1,080,053	56,449
	Total Collateralized Loan Obligations - Equity					42,159,338	30,210,773

Principal Amount ($)
	Commercial Mortgage-Backed Securities - 27.22% (c)
3,000,000	Atrium Hotel Portfolio Trust Class D (m)		7.935	10/7/2024	10/10/2039	3,000,000	3,063,917
8,580,000	BRES Commercial Mortgage Trust 2025-ATCAP, Class A (g),(m)	1M SOFR + 1.494%	5.244	10/16/2025	11/15/2042	8,558,683	8,593,138
2,785,000	BRES Commercial Mortgage Trust 2025-ATCAP, Class E (g),(m)	1M SOFR + 3.641%	7.391	10/16/2025	11/15/2042	2,778,072	2,781,798
958,285	BX 2025-BCAT, Class D (g),(m)	1M SOFR + 2.650%	6.400	7/31/2025	8/15/2042	958,285	959,921
3,860,000	BX 2025-OMG, Class F (g),(m)	1M SOFR + 3.650%	7.351	9/30/2025	10/15/2042	3,860,000	3,860,093
2,978,534	BXSC Commercial Mortgage Trust 2022-WSS, Class F (g),(m)	1M SOFR + 5.329%	9.080	4/4/2024	3/15/2035	2,966,811	2,978,573
4,215,633	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (a)		6.912	10/17/2022	6/15/2058	3,603,298	2,722,477
4,500,000	CXP Trust 2022-CXP1, Class E (a),(l)		-	9/2/2022	12/15/2038	4,222,496	320,400
1,500,000	CXP Trust 2022-CXP1, Class F (a),(l)		-	9/2/2022	12/15/2038	1,388,519	-
1,000,000	DK 2025-LXP, Class D (g),(m)	1M SOFR + 2.891%	6.625	8/12/2025	8/15/2037	997,647	1,002,547
1,000,000	Extended Stay America Trust 2025-ESH, Class F (g),(m)	1M SOFR + 4.100%	7.850	9/26/2025	10/15/2042	1,000,000	1,009,153
2,500,000	HTL Commercial Mortgage Trust 2024-T53, Class D (m)		8.471	4/3/2024	5/10/2039	2,500,000	2,561,492
2,298,834	La Quinta Mortgage Trust 2023-LAQ, Class D (g),(m)	1M SOFR + 4.188%	7.939	3/3/2023	3/15/2036	2,296,060	2,313,884
2,707,210	MCR Mortgage Trust 2024-HF1, Class E (g),(m)	1M SOFR + 4.190%	7.940	11/8/2024	12/15/2041	2,701,674	2,713,182
3,000,000	NYC Commercial Mortgage Trust 2025- 11X, Class D (g),(m)	1M SOFR + 3.191%	6.941	10/10/2025	10/15/2037	2,992,576	3,010,348
3,000,000	NYC Commercial Mortgage Trust 2025-28L, Class E (m)		7.490	10/23/2025	11/5/2038	2,989,902	3,006,262
3,000,000	NYC Commercial Mortgage Trust 2025-28L, Class F (m)		8.990	10/23/2025	11/5/2038	2,989,895	3,025,703
3,710,000	One New York Plaza Trust 2020-1NYP, Class B (g),(m)	1M SOFR + 1.500%	5.573	11/3/2022	1/15/2036	3,705,585	3,587,256
1,811,000	TWO VA Repack Trust B2, Class B2 (a),(e),(j)		0.000	7/30/2020	11/15/2033	915,575	853,372
156,370	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (a)		12.997	6/8/2020	3/15/2034	185,463	184,144
3,500,000	VTR Commercial Mortgage Trust 2025-STEM, Class C (m)		6.057	9/25/2025	10/15/2039	3,500,000	3,514,176
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D (g),(m)	1M SOFR + CSA + 3.500%	7.365	12/20/2022	5/15/2031	3,951,527	4,022,257
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F (g),(m)	1M SOFR + CSA + 5.900%	9.765	4/28/2021	5/15/2031	1,000,000	986,466
6,560,583	WMRK Commercial Mortgage Trust 2022-WMRK, Class E (g),(m)	1M SOFR + 5.676%	9.426	10/27/2022	11/15/2035	6,542,046	6,627,069
4,000,000	WCORE Commercial Mortgage Trust 2024-CORE, Class E (g),(m)	1M SOFR + 3.939%	7.689	10/29/2024	11/15/2041	3,992,239	4,012,641
	Total Commercial Mortgage-Backed Securities					73,596,353	67,710,269

Cost Basis ($)
	Direct Real Estate - 38.42% (a)
6,038,003	1902 Park Avenue (d)			2/28/2023		6,038,003	5,930,892
5,107,443	3816-3822 W Jefferson Blvd			8/25/2022		5,107,443	3,832,964
4,590,582	4707 W Jefferson Blvd			6/15/2022		4,590,582	3,442,196
5,058,174	4901 W Jefferson Blvd			6/7/2022		5,058,174	5,051,589
21,757,138	Del Mar Terrace (d)			2/14/2022		21,757,138	6,802,159
13,701,343	EPIC (d)			6/4/2021		13,701,343	13,166,792
11,380,384	127, 165 & 171 S. La Brea			12/13/2024		11,380,384	14,742,411
4,620,782	101 N. & 145 S. La Brea			12/13/2024		4,620,782	6,224,007
42,347,166	Sora			12/17/2021		42,347,166	31,471,962
5,151,761	Vale at the Parks (d)			7/27/2021		5,151,761	4,923,216
	Total Direct Real Estate					119,752,776	95,588,188

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
December 31, 2025 (Unaudited) (Continued)
Principal Amount ($)
Loan Accumulation Facility - 2.35%
5,883,721	Apex Credit CLO 2025-I Subordinated - First Loss (a),(b),(c)		15.500	9/9/2025	10/21/2026	$ 5,883,721	$ 5,839,005
Total Loan Accumulation Facilities

Real Estate-Related Loans - 6.16% (a),(c),(d),(g)
10,181,371	Society Las Olas - PMG Greybook Riverfront I LLC	1M SOFR + 1.470%	5.572	9/23/2021	3/6/2026	10,181,181	10,178,918
5,151,984	Society Las Olas 301 - S 1st Avenue Holdings LLC	1M SOFR + 6.823%	10.925	6/7/2022	3/6/2026	5,151,984	5,150,743
	Total Real Estate-Related Loans					15,333,165	15,329,661

Shares		Expiration Date	Strike Price	Acquisition Date		Amortized Cost	Fair Value
Warrant — 0.01%
Commercial Services & Supplies - 0.01%
7,576	RideNow Group, Inc. (a),(b),(e)	8/14/2028	$33.00	8/31/2021		83,469	28,485
Total Warrant

Short-Term Investments - 2.99%
Money Market Funds - 2.99%
4,270,799	First American Treasury Obligations Fund, Class Z, 3.64% (k)					4,270,799	4,270,799
3,173,148	Fidelity Treasury Portfolio, Class I, 3.66% (k)					3,173,148	3,173,148
	Total Short-Term Investments					7,443,947	7,443,947

	Total Investments - 133.42%					$ 367,923,662	$ 331,928,338
	Liabilities in Excess of Other Assets - (33.42%)						(83,144,576)
	Net Assets 100.00%						$ 248,783,762

(a)	Fair value of this security was determined using significant, unobservable inputs and was determined in accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such, is categorized as Level 3 on the Fair Value Hierarchy.
(b)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the U.S. Securities and Exchange Commission ("SEC") on August 4, 2020, that is advised by the OFS Adviser.
(c)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of these securities was $228,861,841, representing 91.99% of the Fund’s net assets.
(d)	A co-investment with an affiliate, completed under an order for exemptive relief granted by the SEC on August 4, 2020, that is advised by the CIM Sub-Adviser.
(e)	Non-income producing security.
(f)	Investment in affiliate.
(g)	Variable or floating rate security. The rate in effect as of December 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(h)	This Investment or portion thereof was not funded as of December 31, 2025. The Fund had $1,245,896 at par value in unfunded commitments as of December 31, 2025.
(i)	Collateralized loan obligation ("CLO") subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.
(j)	Zero coupon bond.
(k)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(l)	Investment was on non-accrual status as of December 31, 2025. Interest payments subsequently received on non-accrual investments, if any, will be recognized as income when received or applied to cost depending upon management’s judgment.
(m)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(n)	Percentage rounds to less than 0.01%.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to settlement date, including spread.
(p)	As of December 31, 2025, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidations of the underlying portfolio upon the security's anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost, at which point the Company would resume recognizing income based on the updated effective accretable yield.

Abbreviations;
CSA - Security has a credit spread adjustment to account for the difference between London Interbank Offered Rate ("LIBOR") and SOFR.
PIK - Payment-in-kind security for which interest is paid in cash or additional principal.

CIM Real Assets & Credit Fund			Consolidated Schedule of Investments
						December 31, 2025 (Unaudited)

Reverse Repurchase Agreement
Counterparty	Interest Rate	Trade Date	Maturity Date	Collateral Fair Value	Principal Amount	Value
JP Morgan	1M SOFR + 1.15%	12/15/2025	1/15/2026	$ 3,063,917	$ 2,592,000	$ 2,592,000
JP Morgan	1M SOFR + 0.65%	12/15/2025	1/15/2026	8,593,138	7,722,000	7,722,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	2,781,798	2,083,000	2,083,000
JP Morgan	1M SOFR + 1.15%	12/15/2025	1/15/2026	959,921	769,000	769,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	3,860,093	2,702,000	2,702,000
JP Morgan	1M SOFR + 1.40%	12/15/2025	1/15/2026	2,978,573	1,807,000	1,807,000
JP Morgan	1M SOFR + 1.10%	12/15/2025	1/15/2026	1,002,547	852,000	852,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	1,009,153	758,000	758,000
JP Morgan	1M SOFR + 1.15%	12/15/2025	1/15/2026	2,561,492	2,045,000	2,045,000
JP Morgan	1M SOFR + 1.15%	12/15/2025	1/15/2026	2,313,884	1,960,000	1,960,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	2,713,182	2,256,000	2,256,000
JP Morgan	1M SOFR + 1.10%	12/15/2025	1/15/2026	3,010,348	2,556,000	2,556,000
JP Morgan	1M SOFR + 1.10%	12/15/2025	1/15/2026	3,006,262	2,397,000	2,397,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	3,025,703	2,250,000	2,250,000
JP Morgan	1M SOFR + 1.05%	12/15/2025	1/15/2026	3,587,256	2,661,000	2,661,000
JP Morgan	1M SOFR + 1.00%	12/15/2025	1/15/2026	3,514,176	2,995,000	2,995,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	4,012,641	3,007,000	3,007,000
JP Morgan	1M SOFR + 1.10%	12/15/2025	1/15/2026	4,022,257	3,015,000	3,015,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	986,466	629,000	629,000
JP Morgan	1M SOFR + 1.30%	12/15/2025	1/15/2026	6,627,069	4,631,000	4,631,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	1,980,000	1,506,000	1,506,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	989,225	733,000	733,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	2,011,690	1,506,000	1,506,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	2,041,952	1,504,000	1,504,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	2,047,120	1,533,000	1,533,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	1,106,130	855,000	855,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	2,456,602	1,766,000	1,766,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	2,538,389	1,942,000	1,942,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	3,072,855	2,289,000	2,289,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	5,973,392	4,453,000	4,453,000
JP Morgan	1M SOFR + 1.35%	12/15/2025	1/15/2026	1,630,940	1,210,000	1,210,000

Total Reverse Repurchase Agreements						$ 68,984,000

Reference Rate:
1M SOFR - 1 Month SOFR as of December 31, 2025 was 3.68751%.

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	1011778 B.C. Unlimited Liability Company, Term B-6 Loan, 1M SOFR + 1.75%	$ 472,106	3M SOFR + 1.50%	Monthly	9/20/2030	$ 473,879	$ 1,655
Citibank, N.A.	84 Lumber Company, Term B-1 Loan, 1M SOFR + 2.25%	27,526	3M SOFR + 1.50%	Monthly	11/1/2030	27,889	363
Citibank, N.A.	ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan (First Lien), 1M SOFR + 2.25%	675,706	3M SOFR + 1.50%	Monthly	12/21/2028	685,987	8,339
Citibank, N.A.	Academy, LTD., Initial Term Loan (2021), 1M SOFR + CSA + 3.75% (b)	253,581	3M SOFR + 1.50%	Monthly	11/5/2027	252,962	234
Citibank, N.A.	Acuren, Amendment No. 1 Term Loan, 1M SOFR + 2.75%	126,532	3M SOFR + 1.50%	Monthly	7/30/2031	127,346	815
Citibank, N.A.	ADMI Corp., Amendment No. 5 Incremental Term Loan, 1M SOFR + CSA + 3.75%	501,184	3M SOFR + 1.50%	Monthly	12/23/2027	479,147	(23,394)
Citibank, N.A.	Advantage Sales & Marketing Inc., Term B-2 Loan (First Lien), 3M SOFR + CSA + 4.25%	737,893	3M SOFR + 1.50%	Monthly	10/28/2027	617,248	(120,646)
Citibank, N.A.	Agco Grain & Protein, Initial Term Loan, 3M SOFR + 5.00% (b)	190,686	3M SOFR + 1.50%	Monthly	10/31/2031	194,561	3,627
Citibank, N.A.	Ahead DB Holdings, 2024 Incremental Term Loan (First Lien), 3M SOFR + 2.75%	76,156	3M SOFR + 1.50%	Monthly	2/3/2031	76,551	349
Citibank, N.A.	AHP Health Partners, 2025 Term B Loan, 1M SOFR + 2.25%	367,092	3M SOFR + 1.50%	Monthly	9/10/2032	368,584	1,467
Citibank, N.A.	AL GCX Holdings LLC, Term Loan B 2025, 1M SOFR + 2.25% (b)	249,375	3M SOFR + 1.50%	Monthly	12/13/2032	250,548	1,172
Citibank, N.A.	AL GCX VIII Holdings, Initial Term Loan, 1M SOFR + 2.00%	66,888	3M SOFR + 1.50%	Monthly	1/27/2032	67,097	188
Citibank, N.A.	AlixPartners, 2025 Refinancing Dollar Term Loan, 1M SOFR + 2.00%	225,975	3M SOFR + 1.50%	Monthly	8/12/2032	227,193	1,194
Citibank, N.A.	Allen Media, LLC, Initial Term Loan (2021), 3M SOFR + CSA + 5.50% (b)	1,462,809	3M SOFR + 1.50%	Monthly	2/10/2027	1,045,546	(428,183)
Citibank, N.A.	Allied Universal, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1M SOFR + 3.25%	332,917	3M SOFR + 1.50%	Monthly	8/6/2032	335,468	2,537
Citibank, N.A.	Allison Transmission, Term Loan B 2025 (c)	79,800	3M SOFR + 1.50%	Monthly	11/5/2032	80,517	717
Citibank, N.A.	Amawaterways, Second Amendment Incremental Term Loan, 1M SOFR + 3.00%	180,000	3M SOFR + 1.50%	Monthly	5/1/2031	181,204	1,155
Citibank, N.A.	AMENTUM GOVERNMENT SERVICES HOLDINGS LLC, Initial Term Loan, 1M SOFR + 2.00%	392,571	3M SOFR + 1.50%	Monthly	9/29/2031	394,247	1,664
Citibank, N.A.	American Airlines, Inc., Third Amendment Replacement Term Loan, 6M SOFR + 2.25%	269,500	3M SOFR + 1.50%	Monthly	6/4/2029	272,946	2,430
Citibank, N.A.	American Airlines, Inc., 2024 Replacement Term Loan, 6M SOFR + 2.25%	488,482	3M SOFR + 1.50%	Monthly	2/15/2028	491,788	2,886
Citibank, N.A.	American Axle & Manufacturing, Inc., New Tranche B Term Loan, SOFR + 3.00% (d)	967,686	3M SOFR + 1.50%	Monthly	12/6/2029	982,914	11,625
Citibank, N.A.	AmWins Group/American Wholesale Insurance Holding Company, LLC Initial Term Loan, 3M SOFR + 2.25%	528,672	3M SOFR + 1.50%	Monthly	1/28/2032	531,453	2,697
Citibank, N.A.	AP Core Holdings II, LLC, Term B-1 Loan (First Lien), 1M SOFR + CSA + 5.50%	631,187	3M SOFR + 1.50%	Monthly	9/1/2027	641,120	3,789
Citibank, N.A.	Apple Bidco, LLC, Amendment No. 5 Term Loan (First Lien), 1M SOFR + 2.50%	924,616	3M SOFR + 1.50%	Monthly	9/22/2031	931,515	6,786
Citibank, N.A.	Arches Buyer Inc., Refinancing Term Loan, 1M SOFR + CSA + 3.25%	816,995	3M SOFR + 1.50%	Monthly	12/6/2027	829,323	7,294
Citibank, N.A.	ARCLINE FM HLDGS, LLC, 2025-1 New Term Loan (First Lien), 3M SOFR + 2.75% (c)	244,843	3M SOFR + 1.50%	Monthly	6/23/2030	246,276	1,428
Citibank, N.A.	Astoria Energy, LLC, Term B Advance, SOFR + 2.75% (d)	910,613	3M SOFR + 1.50%	Monthly	6/16/2032	923,769	12,687
Citibank, N.A.	Asurion, LLC, New B-10 Term Loan (First Lien), 1M SOFR + CSA + 4.00%	575,938	3M SOFR + 1.50%	Monthly	8/21/2028	607,693	16,950
Citibank, N.A.	Asurion, LLC, New B-11 Term Loan (First Lien), 1M SOFR + CSA + 4.25%	360,065	3M SOFR + 1.50%	Monthly	8/14/2028	372,828	7,969
Citibank, N.A.	Athletico Physical Therapy, Initial Term B Loan, 3M SOFR + CSA + 4.25%	816,153	3M SOFR + 1.50%	Monthly	2/2/2029	614,104	(204,021)
Citibank, N.A.	Atkore International, Inc., 2025 Refinancing Term Loan, 1M SOFR + 2.00% (b)	73,297	3M SOFR + 1.50%	Monthly	9/24/2032	74,218	911
Citibank, N.A.	Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 1M SOFR + CSA + 4.00%	634,822	3M SOFR + 1.50%	Monthly	4/6/2028	630,330	(4,420)
Citibank, N.A.	Axalta Coating Systems US Holdings, Term B-7 Dollar Loan, 3M SOFR + 1.75%	410,740	3M SOFR + 1.50%	Monthly	12/20/2029	414,125	3,072
Citibank, N.A.	Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1M SOFR + 3.00%	794,099	3M SOFR + 1.50%	Monthly	5/17/2028	803,037	7,982
Citibank, N.A.	Balcan Innovations Inc., Initial Term B Loan (First Lien), SOFR + 4.75% (b)(d)	225,319	3M SOFR + 1.50%	Monthly	10/10/2031	182,310	(43,327)
Citibank, N.A.	Balrog Acquisition, Inc., First Lien Term Loan, 1M SOFR + CSA + 4.00% (b)	301,362	3M SOFR + 1.50%	Monthly	9/5/2028	254,795	(47,394)
Citibank, N.A.	Banijay Entertainment S.A.S., Facility B3 (USD), 1M SOFR + 2.75%	319,257	3M SOFR + 1.50%	Monthly	3/1/2028	324,350	4,564
Citibank, N.A.	BCPE North Star US Holdco 2, Inc. Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00%	924,512	3M SOFR + 1.50%	Monthly	6/9/2028	926,932	9
Citibank, N.A.	Bingo Holdings I, LLC, Term B Loan, 3M SOFR + 4.75%	170,058	3M SOFR + 1.50%	Monthly	6/11/2032	171,439	1,167
Citibank, N.A.	BIP Pipco Holdings, LLC Initial Term Loan, 3M SOFR + 2.25%	150,292	3M SOFR + 1.50%	Monthly	12/5/2030	151,567	1,275
Citibank, N.A.	Birdsboro Power LLC, Term B Loan, 3M SOFR + 3.25% (b)	99,750	3M SOFR + 1.50%	Monthly	10/1/2032	100,875	1,119
Citibank, N.A.	Blackhawk Network Holdings, Inc. Additional Term B-2 Loan (First Lien), 1M SOFR + 4.00%	180,301	3M SOFR + 1.50%	Monthly	3/12/2029	183,009	2,407
Citibank, N.A.	BMC Software Finance, Inc, 2031 Replacement Dollar Term Loans, 3M SOFR + 3.00%	248,414	3M SOFR + 1.50%	Monthly	7/30/2031	248,396	(55)
Citibank, N.A.	Boost Newco Borrower, LLC, USD Term B-2 Loan, 3M SOFR + 2.00%	269,508	3M SOFR + 1.50%	Monthly	1/31/2031	271,447	1,790
Citibank, N.A.	Boots Group Finco L.P., Closing Date Dollar Term Loan, 3M SOFR + 3.50%	500,625	3M SOFR + 1.50%	Monthly	8/30/2032	503,333	2,728
Citibank, N.A.	Brookfield WEC Holdings Inc., TLB (2024), 1M SOFR + 2.00%	430,402	3M SOFR + 1.50%	Monthly	1/20/2031	440,951	8,541
Citibank, N.A.	Brown Group Holding, LLC, Incremental Term B-2 Facility, SOFR + 2.75% (d)	194,058	3M SOFR + 1.50%	Monthly	7/1/2031	197,221	2,678
Citibank, N.A.	Burgess Point Purchaser Corporation, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.25%	198,840	3M SOFR + 1.50%	Monthly	7/25/2029	178,807	(22,352)
Citibank, N.A.	Burlington Coat Factory, Term B-7 Loan, 1M SOFR + 1.75%	526,582	3M SOFR + 1.50%	Monthly	9/24/2031	529,924	3,113
Citibank, N.A.	Buzz Merger Sub LTD., Initial Term Loan, 1M SOFR + CSA + 2.75%	488,372	3M SOFR + 1.50%	Monthly	1/29/2027	474,942	(13,430)
Citibank, N.A.	Calpine Construction Finance, L.P. 2025 Refinancing Term B Loan, 1M SOFR + 1.75%	249,688	3M SOFR + 1.50%	Monthly	7/31/2030	250,508	814
Citibank, N.A.	Canada Goose Inc., 2025 Refinancing Term Loan, 3M SOFR + 3.50%	349,125	3M SOFR + 1.50%	Monthly	8/13/2032	350,074	915
Citibank, N.A.	Canister International Group, Amendment No.5 Term Loan, 1M SOFR + 3.00%	61,436	3M SOFR + 1.50%	Monthly	3/13/2029	61,989	488
Citibank, N.A.	Carroll County Energy LLC, Term Loan B 2025, 1M SOFR + 2.75%	833,676	3M SOFR + 1.50%	Monthly	6/24/2031	847,975	12,925
Citibank, N.A.	CD&R Hydra Buyer, Inc., First Refinancing Term Loan, 1M SOFR + CSA + 4.00%	496,694	3M SOFR + 1.50%	Monthly	3/25/2031	498,214	1,396
Citibank, N.A.	Cetera Financial Group, Term B-4 Loan (First Lien), 1M SOFR + 3.00%	332,917	3M SOFR + 1.50%	Monthly	8/9/2030	335,030	2,108
Citibank, N.A.	CHARIOT BUYER LLC Refinancing Term Loan (First Lien), 1M SOFR + 2.75%	213,750	3M SOFR + 1.50%	Monthly	9/8/2032	214,440	690

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC, Second Refinancing Term Loan (First Lien), 1M SOFR + 4.25%	$ 448,745	3M SOFR + 1.50%	Monthly	2/11/2028	$ 470,061	$ 13,690
Citibank, N.A.	Chart Industries, Inc., Amendment No. 7 Term Loan, 3M SOFR + 2.50%	153,916	3M SOFR + 1.50%	Monthly	3/15/2030	158,126	3,507
Citibank, N.A.	Charter Communications Operating, LLC, Term B-4 Loan, 3M SOFR + 2.00%	247,481	3M SOFR + 1.50%	Monthly	12/2/2030	247,531	50
Citibank, N.A.	CHG Healthcare Services, Inc., Amendment No. 7 Refinancing Term Loan (First Lien), SOFR + 2.75% (d)	529,513	3M SOFR + 1.50%	Monthly	9/29/2028	535,484	5,669
Citibank, N.A.	Clarios Global LP, Amendment No. 5 Dollar Term Loan (First Lien), 1M SOFR + 2.50%	284,240	3M SOFR + 1.50%	Monthly	5/6/2030	286,326	1,813
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., 2025 Incremental Closing Date Term B Loan (First Lien), 1M SOFR + 3.25%	114,472	3M SOFR + 1.50%	Monthly	3/26/2032	115,378	865
Citibank, N.A.	Clydesdale Acq Holdings Inc/Flex Acquisition Company, Inc., Term B Loan (First Lien), 1M SOFR + 3.18%	332,316	3M SOFR + 1.50%	Monthly	3/30/2029	347,346	8,829
Citibank, N.A.	Cogeco Communications Finance (USA), LP, Amendment No. 5 Incremental Term Loan B, 1M SOFR + CSA + 2.50%	480,641	3M SOFR + 1.50%	Monthly	9/1/2028	471,089	(11,838)
Citibank, N.A.	Compass Power Generation, L.L.C., Tranche B-4 Term Loan, 1M SOFR + 3.25%	670,178	3M SOFR + 1.50%	Monthly	4/14/2029	683,323	12,170
Citibank, N.A.	Concentra Health Services, Inc., Tranche B-1 Term Loan, 1M SOFR + 2.00%	31,979	3M SOFR + 1.50%	Monthly	7/26/2031	32,287	304
Citibank, N.A.	Connect U.S. Finco LLC, Amendment No. 4 Term Loan, 1M SOFR + 4.50%	962,584	3M SOFR + 1.50%	Monthly	9/13/2029	960,678	(1,906)
Citibank, N.A.	Corel, Initial Term Loan (First Lien), 3M SOFR + CSA + 5.00%	528,355	3M SOFR + 1.50%	Monthly	7/2/2026	518,827	(26,331)
Citibank, N.A.	CoreLogic, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50%	95,931	3M SOFR + 1.50%	Monthly	6/2/2028	96,390	333
Citibank, N.A.	Cornerstone Generation, Term Loan B, 3M SOFR + 3.25%	90,000	3M SOFR + 1.50%	Monthly	8/11/2032	90,972	972
Citibank, N.A.	Cornerstone OnDemand, Initial Term Loan (First Lien), 1M SOFR + CSA + 3.75%	668,632	3M SOFR + 1.50%	Monthly	10/16/2028	618,520	(51,409)
Citibank, N.A.	Corpay Technologies Operating Company, Term B-6 Loan, 1M SOFR + 1.75%	110,556	3M SOFR + 1.50%	Monthly	11/5/2032	111,343	778
Citibank, N.A.	Covanta Holding Corporation, Term Loan B 2025 (b)(c)	429,570	3M SOFR + 1.50%	Monthly	1/31/2031	431,004	1,434
Citibank, N.A.	Covanta Holding Corporation, Term Loan C 2025 (b)(c)	69,805	3M SOFR + 1.50%	Monthly	1/31/2031	70,038	233
Citibank, N.A.	Covetrus, Inc., Initial Term Loan (First Lien), 3M SOFR + 5.00%	167,785	3M SOFR + 1.50%	Monthly	9/20/2029	160,893	(10,809)
Citibank, N.A.	Covia Holdings Corporation, 2025 Refinancing Initial Term Loan, 3M SOFR + 2.75%	109,191	3M SOFR + 1.50%	Monthly	2/26/2032	109,674	477
Citibank, N.A.	CPV Fairview, LLC, 2025 Upsize Term B Loan, 1M SOFR + 2.50%	660,581	3M SOFR + 1.50%	Monthly	8/14/2031	668,924	8,301
Citibank, N.A.	CPV Shore Holdings, Term B Advance, 3M SOFR + 3.75% (b)	294,054	3M SOFR + 1.50%	Monthly	1/24/2032	299,181	4,761
Citibank, N.A.	Crosby Worldwide Limited, Amendment No. 4 Replacement Term Loan, 1M SOFR + 3.50%	112,870	3M SOFR + 1.50%	Monthly	8/16/2029	114,010	1,141
Citibank, N.A.	Culligan, 2025 Refinancing Term B Loan, SOFR + 3.00% (d)	766,971	3M SOFR + 1.50%	Monthly	7/31/2028	772,855	5,047
Citibank, N.A.	Deep Blue Operating, Initial Term Loan, 1M SOFR + 2.75%	249,375	3M SOFR + 1.50%	Monthly	9/17/2032	251,198	1,806
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 3M SOFR + 4.25%	335,821	3M SOFR + 1.50%	Monthly	3/26/2029	330,545	(7,920)
Citibank, N.A.	Dexko Global Inc., Closing Date Dollar Term Loan (First Lien), 1M SOFR + CSA + 3.75%	483,239	3M SOFR + 1.50%	Monthly	10/4/2028	482,430	(1,759)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan (First Lien), 1M SOFR + 3.75%	725,038	3M SOFR + 1.50%	Monthly	7/2/2032	728,102	3,015
Citibank, N.A.	DIRECTV FINANCING, LLC, Closing Date Term Loan, 3M SOFR + CSA + 5.00%	45,450	3M SOFR + 1.50%	Monthly	7/22/2027	45,884	253
Citibank, N.A.	DYNASTY ACQUISITION CO., INC, Initial Term B-1 Loan, 1M SOFR + 2.00%	107,717	3M SOFR + 1.50%	Monthly	10/27/2031	108,379	641
Citibank, N.A.	DYNASTY ACQUISITION CO., INC, Initial Term B-2 Loan, 1M SOFR + 2.00%	40,972	3M SOFR + 1.50%	Monthly	10/27/2031	41,224	244
Citibank, N.A.	East West Manufacturing, Initial Term Loan, 3M SOFR + 5.50% (b)	625,527	3M SOFR + 1.50%	Monthly	12/22/2028	627,106	(1,445)
Citibank, N.A.	EFS - Cogen Holdings I LLC, Term B Advance (2025), 3M SOFR + 3.00%	430,763	3M SOFR + 1.50%	Monthly	10/3/2031	434,178	3,436
Citibank, N.A.	Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC), Initial USD Term B Loan (First Lien), 3M SOFR + 3.68%	215,908	3M SOFR + 1.50%	Monthly	6/22/2029	218,660	2,516
Citibank, N.A.	Energizer Holdings, Inc., Initial Term Loan, 1M SOFR + 2.00%	300,906	3M SOFR + 1.50%	Monthly	3/13/2032	303,112	2,084
Citibank, N.A.	EnergySolutions, LLC, 2023 TLB, 1M SOFR + 3.25%	766,377	3M SOFR + 1.50%	Monthly	9/23/2030	779,952	11,569
Citibank, N.A.	EUC, Initial Term Loan, 3M SOFR + 4.25%	465,966	3M SOFR + 1.50%	Monthly	7/1/2031	474,436	6,897
Citibank, N.A.	Flutter Entertainment plc 2024 Refinancing Term B Loan, 3M SOFR + 1.75%	80,823	3M SOFR + 1.50%	Monthly	11/30/2030	81,029	181
Citibank, N.A.	Flutter Entertainment plc Third Incremental Term B Loan, 3M SOFR + 2.00%	27,518	3M SOFR + 1.50%	Monthly	6/4/2032	27,699	172
Citibank, N.A.	Franklin Square Holdings, Term B Loan, 1M SOFR + 2.25% (b)	246,258	3M SOFR + 1.50%	Monthly	4/25/2031	240,703	(5,675)
Citibank, N.A.	Froneri US, Inc., Facility B4 (First Lien), 6M SOFR + 2.25%	124,943	3M SOFR + 1.50%	Monthly	9/17/2031	125,349	371
Citibank, N.A.	Garda World Security, Twelfth Additional Term Loan, 1M SOFR + 3.00%	1,063,786	3M SOFR + 1.50%	Monthly	2/1/2029	1,072,000	7,750
Citibank, N.A.	Gates Global LLC, Initial B-5 Dollar Term Loan, 1M SOFR + 1.75%	258,587	3M SOFR + 1.50%	Monthly	6/3/2031	259,530	943
Citibank, N.A.	GBT Group Services B.V., Term B-1, 3M SOFR + 2.50%	57,125	3M SOFR + 1.50%	Monthly	7/25/2031	57,526	388
Citibank, N.A.	Genesee & Wyoming, New Term Loan B, 3M SOFR + 1.75%	492,525	3M SOFR + 1.50%	Monthly	4/7/2031	495,537	2,526
Citibank, N.A.	Geosyntec Consultants, Inc., 2025 Incremental Term Loan, 1M SOFR + 3.00%	371,485	3M SOFR + 1.50%	Monthly	7/31/2031	375,690	4,147
Citibank, N.A.	GIP Pilot Acquisition Partners L.P., Amendment No. 2 Refinancing Term Loan, 3M SOFR + 2.00%	231,477	3M SOFR + 1.50%	Monthly	10/4/2030	233,379	1,756
Citibank, N.A.	GLATFELTER CORPORATION Term Loan, 3M SOFR + 4.25%	222,616	3M SOFR + 1.50%	Monthly	11/4/2031	223,835	933
Citibank, N.A.	Global Medical Response, Initial Term Loan, 3M SOFR + 3.50%	76,731	3M SOFR + 1.50%	Monthly	10/1/2032	77,494	758
Citibank, N.A.	Gloves Buyer, Inc., Initial Term Loan, 1M SOFR + 4.00%	229,081	3M SOFR + 1.50%	Monthly	5/21/2032	229,513	352
Citibank, N.A.	GOAT Holdco, LLC, Term B Loan, 1M SOFR + 2.75%	235,348	3M SOFR + 1.50%	Monthly	1/27/2032	236,343	978
Citibank, N.A.	Golden State Foods LLC, Initial Term Loan, 3M SOFR + 4.00%	340,224	3M SOFR + 1.50%	Monthly	11/4/2031	343,290	3,050
Citibank, N.A.	GoTo Group, Exchange First Out Term Loan, 3M SOFR + CSA + 4.75%	216,682	3M SOFR + 1.50%	Monthly	4/28/2028	193,208	(23,474)
Citibank, N.A.	GoTo Group, Second Out Term Loan, 3M SOFR + CSA + 4.75%	299,227	3M SOFR + 1.50%	Monthly	4/28/2028	117,553	(181,674)
Citibank, N.A.	Great Outdoors Group, LLC, Term B-3 Loan, 1M SOFR + 3.25%	1,246,662	3M SOFR + 1.50%	Monthly	1/16/2032	1,261,060	13,830

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	Green Infrastructure Partners, Initial Term Loan, 3M SOFR + 2.75% (b)	$ 498,750	3M SOFR + 1.50%	Monthly	9/24/2032	$ 501,875	$ 3,089
Citibank, N.A.	Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1M SOFR + 2.50%	771,416	3M SOFR + 1.50%	Monthly	5/31/2031	778,664	7,210
Citibank, N.A.	Harbor Freight Tools USA, Inc., Replacement Term Loan, 1M SOFR + 2.25%	490,352	3M SOFR + 1.50%	Monthly	6/5/2031	490,310	(485)
Citibank, N.A.	Herc Holdings Inc., Amendment No.1 Term Loan, 1M SOFR + 1.75%	79,811	3M SOFR + 1.50%	Monthly	6/2/2032	80,517	705
Citibank, N.A.	Heritage Grocers Group, LLC, Term B Loan (First Lien), 3M SOFR + CSA + 6.75%	833,547	3M SOFR + 1.50%	Monthly	7/20/2029	694,482	(159,291)
Citibank, N.A.	Hill Top Energy, Term B Advance, 1M SOFR + 3.25%	151,394	3M SOFR + 1.50%	Monthly	6/17/2032	153,417	1,997
Citibank, N.A.	HS Purchaser, LLC, and Help/Systems Holdings, Inc., New Money First Lien, 3M SOFR + CSA + 6.00% (b)	236,006	3M SOFR + 1.50%	Monthly	5/21/2029	214,398	(21,609)
Citibank, N.A.	Hunter Douglas, Amendment No. 3 Tranche B-1 Term Loan, 3M SOFR + 3.00%	439,531	3M SOFR + 1.50%	Monthly	1/14/2032	443,945	4,268
Citibank, N.A.	Hyperion Materials & Technologies, Initial Term Loan (First Lien), SOFR + CSA + 4.50% (b)(d)	730,425	3M SOFR + 1.50%	Monthly	8/30/2028	651,336	(80,087)
Citibank, N.A.	Idera, Incremental Term Loan (First Lien), 3M SOFR + 3.50%	491,266	3M SOFR + 1.50%	Monthly	3/2/2028	461,985	(30,210)
Citibank, N.A.	ImageFirst Holdings, LLC, Initial Term Loan, 3M SOFR + 3.00% (b)	248,752	3M SOFR + 1.50%	Monthly	3/10/2032	250,000	1,178
Citibank, N.A.	Indicor, Tranche D Dollar Term Loan (First Lien), 3M SOFR + 2.75%	94,602	3M SOFR + 1.50%	Monthly	11/23/2029	98,471	3,320
Citibank, N.A.	Ingenovis Health, Inc., Initial Term Loan (First Lien), 3M SOFR + CSA + 4.25% (b)	613,796	3M SOFR + 1.50%	Monthly	3/6/2028	180,100	(433,240)
Citibank, N.A.	Invenergy Thermal Operating I LLC, Term Loan B 2025, 3M SOFR + CSA + 2.75%	299,750	3M SOFR + 1.50%	Monthly	5/6/2032	303,867	3,960
Citibank, N.A.	Invenergy Thermal Operating I LLC, Term Loan C 2025, 3M SOFR + CSA + 2.75%	18,899	3M SOFR + 1.50%	Monthly	5/6/2032	19,175	264
Citibank, N.A.	Iridium Communications, Term B-4 Loan, 1M SOFR + 2.25%	563,403	3M SOFR + 1.50%	Monthly	9/20/2030	551,672	(11,966)
Citibank, N.A.	IXS HOLDINGS, INC., 2025 Refinancing Term Loan, 3M SOFR + 5.50%	225,588	3M SOFR + 1.50%	Monthly	9/5/2029	230,241	4,262
Citibank, N.A.	Janus International Group, LLC, Initial Term Loan (First Lien), 3M SOFR + 2.50%	208,371	3M SOFR + 1.50%	Monthly	8/5/2030	211,134	2,316
Citibank, N.A.	Kaman Corporation, Delayed Draw Term Loan, 3M SOFR + 2.50% (e)	21,547	3M SOFR + 1.50%	Monthly	2/26/2032	21,660	113
Citibank, N.A.	Kaman Corporation, Initial Term Loan, SOFR + 2.50% (d)	227,877	3M SOFR + 1.50%	Monthly	2/26/2032	229,075	1,197
Citibank, N.A.	Kidde Global, 2025 Refinancing Term Loan, 1M SOFR + 3.50%	222,143	3M SOFR + 1.50%	Monthly	12/2/2031	224,756	2,566
Citibank, N.A.	Kodiak BP, LLC, Initial Term Loan, 3M SOFR + 3.75%	292,650	3M SOFR + 1.50%	Monthly	11/26/2031	286,573	(6,114)
Citibank, N.A.	Lackawanna Energy Center LLC, Replacement Term B Advance, 1M SOFR + 3.00%	186,974	3M SOFR + 1.50%	Monthly	7/23/2032	189,013	2,012
Citibank, N.A.	LAVENDER DUTCH BORROWERCO B.V., Term Loan 2025 (c)	199,500	3M SOFR + 1.50%	Monthly	12/2/2032	201,875	2,375
Citibank, N.A.	LBM Borrower, LLC, Amendment No. 4 Refinancing Term Loan (First Lien), 1M SOFR + 5.00%	115,625	3M SOFR + 1.50%	Monthly	6/4/2031	115,825	197
Citibank, N.A.	LendingTree, LLC, Initial Term B, 1M SOFR + 4.50%	462,000	3M SOFR + 1.50%	Monthly	8/15/2030	466,667	4,363
Citibank, N.A.	LifePoint Health, 2024-1 Refinancing Term Loan (First Lien), 3M SOFR + 3.75%	234,526	3M SOFR + 1.50%	Monthly	5/16/2031	247,972	13,446
Citibank, N.A.	LifePoint Health, 2024-2 Refinancing Term Loan (First Lien), 3M SOFR + 3.50%	247,505	3M SOFR + 1.50%	Monthly	5/16/2031	248,176	671
Citibank, N.A.	LSF11 Trinity Bidco, Inc., Initial Term Loans, 1M SOFR + 2.50%	71,247	3M SOFR + 1.50%	Monthly	6/14/2030	71,603	356
Citibank, N.A.	LS Group OPCO Acquisition LLC, Term B-1 Loan, SOFR + 2.50% (d)	449,672	3M SOFR + 1.50%	Monthly	4/23/2031	450,832	1,160
Citibank, N.A.	M2S Group, Initial Term Loan, 3M SOFR + 4.75%	435,603	3M SOFR + 1.50%	Monthly	8/25/2031	466,166	26,038
Citibank, N.A.	Madison IAQ LLC, Initial Term Loan, 6M SOFR + 2.50%	625,470	3M SOFR + 1.50%	Monthly	6/21/2028	634,187	5,835
Citibank, N.A.	Magenta Buyer LLC, First Out Term Loan (First Lien), 3M SOFR + CSA + 6.75%	70,827	3M SOFR + 1.50%	Monthly	7/27/2028	54,179	(16,714)
Citibank, N.A.	Magenta Buyer LLC, Second Out Term Loan (First Lien), 3M SOFR + CSA + 7.00% (b)	92,567	3M SOFR + 1.50%	Monthly	7/27/2028	40,856	(51,794)
Citibank, N.A.	Magenta Buyer LLC, Third Out Term Loan (First Lien), 3M SOFR + CSA + 6.25% (b)	329,248	3M SOFR + 1.50%	Monthly	7/27/2028	77,609	(251,933)
Citibank, N.A.	McAfee, LLC, Second Amendment Tranche B-1 Term Loan, 1M SOFR + 3.00%	893,839	3M SOFR + 1.50%	Monthly	3/1/2029	831,550	(63,129)
Citibank, N.A.	McGraw Hill Global Education Holdings, LLC, 2025 Tranche B-2 Term Loan, 1M SOFR + 2.75%	214,263	3M SOFR + 1.50%	Monthly	8/6/2031	217,594	3,281
Citibank, N.A.	Medline Borrower, LP, 2030 Refinancing Term Loan, 1M SOFR + 1.75%	767,013	3M SOFR + 1.50%	Monthly	10/23/2030	773,146	6,132
Citibank, N.A.	Mega Broadband Investments LLC, Initial Term Loan, 3M SOFR + CSA + 3.00%	541,638	3M SOFR + 1.50%	Monthly	11/12/2027	527,412	(20,735)
Citibank, N.A.	MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), 3M SOFR + 4.25%	393,778	3M SOFR + 1.50%	Monthly	5/3/2028	380,618	(19,402)
Citibank, N.A.	MH Sub I LLC, 2024 December New Term Loan (First Lien), 1M SOFR + 4.25%	269,758	3M SOFR + 1.50%	Monthly	12/31/2031	237,655	(32,687)
Citibank, N.A.	Midcontinent Communications, Term Loan (2024), 1M SOFR + 2.50%	196,020	3M SOFR + 1.50%	Monthly	8/18/2031	197,877	1,555
Citibank, N.A.	Millerknoll, 2025 Term B Loan, 1M SOFR + 2.25%	153,462	3M SOFR + 1.50%	Monthly	7/23/2032	155,000	1,521
Citibank, N.A.	Naked Juice LLC, Initial Second Out Term Loan, 3M SOFR + CSA + 3.25%	337,318	3M SOFR + 1.50%	Monthly	1/24/2029	225,496	(111,899)
Citibank, N.A.	Newly Weds Foods, Initial Term Loan, 1M SOFR + 2.25%	47,263	3M SOFR + 1.50%	Monthly	3/8/2032	47,638	354
Citibank, N.A.	Nexstar Broadcasting, Inc., Term B-5 Loan, 1M SOFR + 2.50%	302,389	3M SOFR + 1.50%	Monthly	6/24/2032	307,240	4,687
Citibank, N.A.	Nielsen Consumer Inc., Thirteenth Amendment Dollar Refinancing Term Loan, 1M SOFR + 2.50%	990,700	3M SOFR + 1.50%	Monthly	10/4/2030	995,278	4,473
Citibank, N.A.	NorthStar Group Services, Inc. Term B Loan (2024), 3M SOFR + 4.75% (b)	183,818	3M SOFR + 1.50%	Monthly	5/31/2030	186,502	2,444
Citibank, N.A.	Nuvei Technologies, First Amendment Tranche B-1 Term Loan, 1M SOFR + 2.50%	226,908	3M SOFR + 1.50%	Monthly	11/17/2031	227,988	1,052
Citibank, N.A.	nVent Thermal Management, Initial Term Loan, 1M SOFR + 3.00%	28,358	3M SOFR + 1.50%	Monthly	1/30/2032	28,723	352
Citibank, N.A.	Ohio Power Partners, LLC, Term Facility, 1M SOFR + 2.75% (b)	102,426	3M SOFR + 1.50%	Monthly	10/28/2032	102,941	506
Citibank, N.A.	Olaplex, Inc., Initial Term Loan, 3M SOFR + CSA + 3.50%	186,168	3M SOFR + 1.50%	Monthly	2/20/2029	185,540	(2,367)
Citibank, N.A.	Oldcastle BuildingEnvelope, Term B Loan, 3M SOFR + 4.25%	710,830	3M SOFR + 1.50%	Monthly	4/27/2029	527,202	(191,694)
Citibank, N.A.	Omnia Partners, LLC, Term Loan B, 3M SOFR + 2.75%	165,543	3M SOFR + 1.50%	Monthly	12/31/2032	166,860	1,293
Citibank, N.A.	Open Text Corporation, 2023 Replacement Term Loan, 1M SOFR + 1.75%	305,070	3M SOFR + 1.50%	Monthly	1/31/2030	305,681	612
Citibank, N.A.	Oregon Clean Energy, LLC, Term B Loan, 3M SOFR + 3.50%	538,256	3M SOFR + 1.50%	Monthly	7/12/2030	544,303	5,709
Citibank, N.A.	Outcomes Group Holdings, INC, 2025 Replacement Term Loan, 1M SOFR + 3.00%	245,818	3M SOFR + 1.50%	Monthly	5/6/2031	248,755	2,876
Citibank, N.A.	Outfront Media Term Loan, 1M SOFR + 2.00%	249,688	3M SOFR + 1.50%	Monthly	9/17/2032	251,354	1,658

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
							December 31, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)							Net Unrealized
		Notional		Payment	Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value	(Depreciation)
Citibank, N.A.	Patterson Companies Initial Term Loan, 3M SOFR + 4.50%	$ 360,000	3M SOFR + 1.50%	Monthly	4/30/2032	$ 353,314	$ (8,296)
Citibank, N.A.	Performance Health Holdings, Initial Term Loan, 6M SOFR + 3.75% (b)	455,781	3M SOFR + 1.50%	Monthly	3/19/2032	455,781	(377)
Citibank, N.A.	Petco Animal Supplies, Initial Term Loan (First Lien), 3M SOFR + CSA + 3.25%	245,313	3M SOFR + 1.50%	Monthly	3/3/2028	247,860	2,391
Citibank, N.A.	PetSmart, Inc., Initial Term Loan, 1M SOFR + 4.00%	1,248,760	3M SOFR + 1.50%	Monthly	7/29/2032	1,247,378	(1,463)
Citibank, N.A.	PHOENIX GUARANTOR INC, Tranche B-5 Term Loan (First Lien), 1M SOFR + 2.50%	732,041	3M SOFR + 1.50%	Monthly	2/21/2031	743,239	10,280
Citibank, N.A.	Ping Identity Holding Corp., Initial Term Loan, 3M SOFR + 2.75%	47,500	3M SOFR + 1.50%	Monthly	10/29/2032	47,798	296
Citibank, N.A.	Pitney Bowes INC., Tranche B Term Loan, 1M SOFR + 3.75%	246,263	3M SOFR + 1.50%	Monthly	3/19/2032	247,740	1,241
Citibank, N.A.	Plastipak Holdings, Inc., Term Loan B 2025, 1M SOFR + 2.50%	173,547	3M SOFR + 1.50%	Monthly	9/11/2032	175,073	1,497
Citibank, N.A.	Ply Gem Midco, Inc., Tranche B Term Loan, 1M SOFR + CSA + 3.25%	237,603	3M SOFR + 1.50%	Monthly	4/12/2028	212,897	(40,027)
Citibank, N.A.	Ply Gem Midco, Inc., Tranche C Term Loan, 1M SOFR + 4.50%	246,263	3M SOFR + 1.50%	Monthly	5/15/2031	176,756	(69,793)
Citibank, N.A.	Potomac Energy, Initial Term Loan, 3M SOFR + 3.00% (b)	981,396	3M SOFR + 1.50%	Monthly	8/5/2032	994,734	13,139
Citibank, N.A.	Priority Technology Holdings, Inc., 2025-1 Refinancing Term Loan, 1M SOFR + 3.75%	182,045	3M SOFR + 1.50%	Monthly	7/23/2032	179,809	(2,255)
Citibank, N.A.	Quikrete Holdings, Inc, Tranche B-1 Term Loan (First Lien), 1M SOFR + 2.25%	491,414	3M SOFR + 1.50%	Monthly	4/14/2031	494,503	2,957
Citibank, N.A.	Radnet Management, Inc., 2024 Refinancing Term Loan (First Lien), 3M SOFR + 2.25%	245,023	3M SOFR + 1.50%	Monthly	4/18/2031	248,095	3,071
Citibank, N.A.	RC Buyer, Inc., Initial Term Loan (First Lien), 1M SOFR + CSA + 3.50%	317,565	3M SOFR + 1.50%	Monthly	7/26/2028	317,565	(448)
Citibank, N.A.	RED PLANET BORROWER LLC, Fourth Amendment Incremental Term Loan, 1M SOFR + 4.00%	247,500	3M SOFR + 1.50%	Monthly	9/8/2032	250,781	3,198
Citibank, N.A.	Redstone Holdco 2 LP, Initial Term Loan (First Lien), 3M SOFR + CSA + 4.75% (b)	829,983	3M SOFR + 1.50%	Monthly	4/27/2028	393,788	(480,871)
Citibank, N.A.	Ring Container Technologies, 2025 Refinancing Term Loan, 1M SOFR + 2.50%	378,328	3M SOFR + 1.50%	Monthly	9/15/2032	381,263	2,893
Citibank, N.A.	Ryan Specialty Group, 2024 Term Loan, 1M SOFR + 2.00%	191,217	3M SOFR + 1.50%	Monthly	9/15/2031	191,634	441
Citibank, N.A.	Sanmina Corporation, Incremental Term B-1 Loan, 1M SOFR + 2.00% (b)	49,875	3M SOFR + 1.50%	Monthly	10/27/2032	50,156	279
Citibank, N.A.	Scientific Games Lottery, 2024 Refinancing Dollar Term Loan, 3M SOFR + 3.00%	686,423	3M SOFR + 1.50%	Monthly	4/4/2029	677,689	(9,414)
Citibank, N.A.	Sedgwick Claims Management, 2024 Term Loan, 1M SOFR + 2.50%	280,230	3M SOFR + 1.50%	Monthly	7/31/2031	282,109	1,817
Citibank, N.A.	Select Medical Corporation, Tranche B-2 Loan, 1M SOFR + 2.00%	58,483	3M SOFR + 1.50%	Monthly	12/3/2031	58,676	169
Citibank, N.A.	Sinclair Television Group, Inc, Term B-7 Loan, 1M SOFR + CSA + 4.10%	564,353	3M SOFR + 1.50%	Monthly	12/31/2030	531,407	(35,888)
Citibank, N.A.	Sitel, Initial Dollar Term Loan, 1M SOFR + CSA + 3.75%	654,994	3M SOFR + 1.50%	Monthly	8/28/2028	273,189	(383,629)
Citibank, N.A.	Skechers U.S.A., Inc., Tranche B-1 Term Loan, 3M SOFR + 3.25%	41,563	3M SOFR + 1.50%	Monthly	9/13/2032	42,058	492
Citibank, N.A.	Solstice Advanced Materials, Term B Loan, 3M SOFR + 1.75%	249,688	3M SOFR + 1.50%	Monthly	10/29/2032	251,641	1,948
Citibank, N.A.	South Field Energy LLC, Term Loan B, 3M SOFR + 3.00%	879,331	3M SOFR + 1.50%	Monthly	8/29/2031	887,779	8,404
Citibank, N.A.	South Field Energy LLC, Term Loan C, 3M SOFR + 3.00%	52,853	3M SOFR + 1.50%	Monthly	8/29/2031	53,360	505
Citibank, N.A.	Specialty Building Products Holdings, LLC, Initial Term Loan, 1M SOFR + CSA + 3.75%	481,057	3M SOFR + 1.50%	Monthly	10/16/2028	451,680	(30,155)
Citibank, N.A.	Spring Education Group, Inc., Initial Term Loan, 3M SOFR + 3.25%	134,594	3M SOFR + 1.50%	Monthly	9/30/2030	137,246	2,229
Citibank, N.A.	SRAM, LLC, Initial Term Loan, SOFR + 2.25% (b)(d)	240,781	3M SOFR + 1.50%	Monthly	2/21/2032	241,465	661
Citibank, N.A.	Staples, Inc., Closing Date Term Loan, 3M SOFR + 5.75%	406,286	3M SOFR + 1.50%	Monthly	8/23/2029	402,978	(7,122)
Citibank, N.A.	Star Parent, Inc., Term Loan B, 3M SOFR + 4.00%	472,491	3M SOFR + 1.50%	Monthly	9/30/2030	476,229	2,894
Citibank, N.A.	Stonepeak Bayou, Initial Term Loan, 3M SOFR + 2.75% (b)	302,826	3M SOFR + 1.50%	Monthly	9/24/2032	276,196	(26,667)
Citibank, N.A.	Stonepeak Nile Parent LLC, Amendment No 1 Incremental Term Loan, 3M SOFR + 2.25%	236,042	3M SOFR + 1.50%	Monthly	4/9/2032	236,659	610
Citibank, N.A.	SupplyOne, Term B Loan, 1M SOFR + 3.50%	21,200	3M SOFR + 1.50%	Monthly	4/21/2031	21,485	245
Citibank, N.A.	Taylor Made Golf Company, Initial Term Loan, 1M SOFR + CSA + 3.25%	548,919	3M SOFR + 1.50%	Monthly	1/26/2029	562,809	11,762
Citibank, N.A.	Tenneco Inc., Term B Loan (First Lien), 3M SOFR + CSA + 5.00%	425,000	3M SOFR + 1.50%	Monthly	11/17/2028	492,368	35,102
Citibank, N.A.	TK Elevator Midco GmbH, Facility B (USD), 6M SOFR + 2.75%	79,601	3M SOFR + 1.50%	Monthly	4/30/2030	80,186	585
Citibank, N.A.	TKO Worldwide Holdings, LLC, Additional Term B-5 Loan (First Lien), 3M SOFR + 2.00%	163,485	3M SOFR + 1.50%	Monthly	11/21/2031	164,761	1,264
Citibank, N.A.	Transdigm Inc., New Tranche J Term Loan, 3M SOFR + 2.50%	89,324	3M SOFR + 1.50%	Monthly	2/28/2031	89,986	598
Citibank, N.A.	Transdigm Inc., New Tranche K Term Loan, 3M SOFR + 2.25%	709,279	3M SOFR + 1.50%	Monthly	3/22/2030	720,017	10,350
Citibank, N.A.	Transdigm Inc., Tranche M Term Loan, 3M SOFR + 2.50%	55,417	3M SOFR + 1.50%	Monthly	8/13/2032	55,850	427
Citibank, N.A.	Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 3M SOFR + 2.25%	245,647	3M SOFR + 1.50%	Monthly	4/4/2029	204,085	(41,561)
Citibank, N.A.	TruGreen Limited Partnership, Second Refinancing Term Loan (First Lien), 1M SOFR + CSA + 4.00%	352,607	3M SOFR + 1.50%	Monthly	11/2/2027	361,722	750
Citibank, N.A.	TTM Technologies, Inc., New Term Loan, 1M SOFR + 2.25% (b)	246,170	3M SOFR + 1.50%	Monthly	5/30/2030	249,345	3,035
Citibank, N.A.	U.S. Anesthesia Partners, Initial Term Loan (First Lien), 1M SOFR + CSA + 4.00%	327,590	3M SOFR + 1.50%	Monthly	9/25/2028	331,217	2,740
Citibank, N.A.	United Air Lines, Inc. and Continental Airlines, Inc., 2024 TLB, 1M SOFR + 2.00%	409,569	3M SOFR + 1.50%	Monthly	2/22/2031	416,518	6,465
Citibank, N.A.	United Natural Foods, 2024 Term Loan, 1M SOFR + 4.75%	112,901	3M SOFR + 1.50%	Monthly	4/25/2031	116,184	2,873
Citibank, N.A.	Vertex Aerospace Services Corp, 2024 Term Loan (First Lien), 1M SOFR + 2.25%	47,203	3M SOFR + 1.50%	Monthly	12/6/2030	47,594	384
Citibank, N.A.	Speed Midco 3 S.a r.l., Facility B (USD), 6M SOFR + 2.50%	440,463	3M SOFR + 1.50%	Monthly	9/23/2032	443,253	2,781
Citibank, N.A.	Victory Capital Holdings, Inc., Tranche B-3 Term Loan, 3M SOFR + 2.00%	155,543	3M SOFR + 1.50%	Monthly	9/11/2032	156,832	1,283
Citibank, N.A.	Victra Finance Corp., Fifth Amendment Incremental Term Loan, 3M SOFR + 3.75%	667,483	3M SOFR + 1.50%	Monthly	3/31/2029	688,195	19,517
Citibank, N.A.	Virtusa Corporation, Term B-2 Loan, 1M SOFR + 3.25%	772,399	3M SOFR + 1.50%	Monthly	2/15/2029	781,171	7,102
Citibank, N.A.	Vistage Worldwide, Initial Term Loan, 3M SOFR + 3.75% (b)	488,684	3M SOFR + 1.50%	Monthly	7/13/2029	491,139	1,742
Citibank, N.A.	Vivid Seats, 2025 Refinancing Term Loan (First Lien), 3M SOFR + 2.25% (b)	76,156	3M SOFR + 1.50%	Monthly	2/5/2029	44,170	(31,985)
Citibank, N.A.	Vizient, Inc., Term B-8 Loan, 1M SOFR + 1.75%	56,364	3M SOFR + 1.50%	Monthly	8/1/2031	56,753	366
Citibank, N.A.	Voyager Parent LLC, Term B Loan (First Lien), 3M SOFR + 4.75%	242,500	3M SOFR + 1.50%	Monthly	7/1/2032	250,493	7,608
Citibank, N.A.	Wash Multifamily Laundry Systems, Initial Term Loan, 1M SOFR + 3.25%	49,875	3M SOFR + 1.50%	Monthly	9/10/2032	50,490	612
Citibank, N.A.	Watlow Electric Manufacturing Company, Initial Term Loan, 3M SOFR + 3.00%	931,074	3M SOFR + 1.50%	Monthly	3/2/2028	938,105	7,273
Citibank, N.A.	WELLFUL INC., Tranche B Term Loan (First Lien), 1M SOFR + CSA + 6.25% (b)	374,752	3M SOFR + 1.50%	Monthly	10/19/2030	321,976	(52,776)

CIM Real Assets & Credit Fund				Consolidated Schedule of Investments
								December 31, 2025 (Unaudited) (Continued)

TOTAL RETURN SWAP CONTRACTS (a)								Net Unrealized
		Notional		Payment	Termination			Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Frequency	Date	Fair Value		(Depreciation)
Citibank, N.A.	White Cap Supply Holdings, LLC, Tranche C Term Loan, 1M SOFR + 3.25%	$ 416,348	3M SOFR + 1.50%	Monthly	10/19/2029	$ 420,417		$ 3,811
Citibank, N.A.	WhiteWater DBR, Term B-1 Loan, 3M SOFR + 2.25%	702,175	3M SOFR + 1.50%	Monthly	3/3/2031	710,577		7,980
Citibank, N.A.	WhiteWater Matterhorn, Initial Term Loan, 3M SOFR + 2.25%	173,043	3M SOFR + 1.50%	Monthly	6/16/2032	174,818		1,720
Citibank, N.A.	Wood MacKenzie, Term Loan, SOFR + 3.00% (d)	151,923	3M SOFR + 1.50%	Monthly	1/31/2031	153,103		1,180
Citibank, N.A.	Xperi, Initial Term B Loan, 1M SOFR + 2.50%	532,057	3M SOFR + 1.50%	Monthly	6/8/2028	536,848		4,233
Citibank, N.A.	ZelisRedCard, Term B-2 Loan, 1M SOFR + 2.75%	980,075	3M SOFR + 1.50%	Monthly	9/28/2029	976,795		(4,961)
		$ 86,631,168				$ 83,612,898	(f)	$ (3,324,224)
(a) The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware limited liability company.
(b) Security is classified as Level 3 in the Fund's fair value hierarchy.
(c) Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to settlement date, including spread.
(d) Security has more than one contract with varying floating benchmark rates indexed to SOFR.
(e) This Investment or portion thereof was not funded as of December 31, 2025.
(f) From time to time, the Fund may receive or pay upfront fees that generally represent premiums paid or received in relation to the total return swap contract reference entities listed in the table above. The Fund has determined that such fees were not material to the total return swap contracts during the quarter ended December 31, 2025.

Abbreviation:
CSA - Security has a credit spread adjustment to account for the difference between LIBOR and SOFR.
PIK - Payment-in-kind security for which interest is paid in cash or additional principal.

Reference Rates - Reference rates reset throughout the period and therefore the rates in the schedule of investments may vary from the rates noted immediately below.
1M SOFR - 1 Month SOFR as of December 31, 2025 was 3.68751%.
3M SOFR - 3 Month SOFR as of December 31, 2025 was 3.65166%.
6M SOFR - 6 Month SOFR as of December 31, 2025 was 3.57418%.